Expense Example	Jun. 30, 2025 USD ($)
Allspring California Limited-Term Tax-Free fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 280
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	661
Expense Example, with Redemption, 10 Years	1,234
Allspring California Tax-Free Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	523
Expense Example, with Redemption, 3 Years	695
Expense Example, with Redemption, 5 Years	882
Expense Example, with Redemption, 10 Years	1,422
Allspring California Tax-Free Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	253
Expense Example, with Redemption, 3 Years	491
Expense Example, with Redemption, 5 Years	853
Expense Example, with Redemption, 10 Years	1,872
Allspring High Yield Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	528
Expense Example, with Redemption, 3 Years	737
Expense Example, with Redemption, 5 Years	963
Expense Example, with Redemption, 10 Years	1,612
Allspring High Yield Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	534
Expense Example, with Redemption, 5 Years	935
Expense Example, with Redemption, 10 Years	2,056
Allspring Intermediate Tax/AMT-Free Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	365
Expense Example, with Redemption, 3 Years	521
Expense Example, with Redemption, 5 Years	707
Expense Example, with Redemption, 10 Years	1,244
Allspring Intermediate Tax/AMT-Free Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	244
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	821
Expense Example, with Redemption, 10 Years	1,830
Allspring Minnesota Tax-Free Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	531
Expense Example, with Redemption, 3 Years	710
Expense Example, with Redemption, 5 Years	913
Expense Example, with Redemption, 10 Years	1,495
Allspring Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	521
Expense Example, with Redemption, 3 Years	673
Expense Example, with Redemption, 5 Years	838
Expense Example, with Redemption, 10 Years	1,316
Allspring Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	251
Expense Example, with Redemption, 3 Years	468
Expense Example, with Redemption, 5 Years	808
Expense Example, with Redemption, 10 Years	1,768
Allspring Pennsylvania Tax-Free Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	522
Expense Example, with Redemption, 3 Years	721
Expense Example, with Redemption, 5 Years	937
Expense Example, with Redemption, 10 Years	1,556
Allspring Short-Term Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263
Expense Example, with Redemption, 3 Years	423
Expense Example, with Redemption, 5 Years	597
Expense Example, with Redemption, 10 Years	1,101
Allspring Short-Term Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	240
Expense Example, with Redemption, 3 Years	462
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,780
Allspring Strategic Municipal Bond Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	476
Expense Example, with Redemption, 3 Years	639
Expense Example, with Redemption, 5 Years	816
Expense Example, with Redemption, 10 Years	1,327
Allspring Strategic Municipal Bond Fund | Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	256
Expense Example, with Redemption, 3 Years	483
Expense Example, with Redemption, 5 Years	834
Expense Example, with Redemption, 10 Years	1,824
Allspring Ultra Short-Term Municipal Income Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	250
Expense Example, with Redemption, 3 Years	393
Expense Example, with Redemption, 5 Years	549
Expense Example, with Redemption, 10 Years	1,002
Allspring Ultra Short-Term Municipal Income Fund | Class A2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	166
Expense Example, with Redemption, 5 Years	301
Expense Example, with Redemption, 10 Years	697
Allspring Wisconsin Tax-Free Fund | Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	518
Expense Example, with Redemption, 3 Years	711
Expense Example, with Redemption, 5 Years	920
Expense Example, with Redemption, 10 Years	$ 1,521